Taxation - Additional Information (Detail) ¥ in Thousands, $ in Thousands				12 Months Ended
	Nov. 30, 2018	Jan. 01, 2018	Nov. 08, 2013	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)
Income Taxes [Line Items]
Cultural undertaking development fees, percentage of advertising revenues				3.00%	3.00%
Education surcharges rate				3.00%	3.00%
Local education surcharges rate				2.00%	2.00%
Withholding tax				$ (2,565)	¥ (17,217)	¥ (88,665)	¥ (107,687)
Income tax rate				25.00%	25.00%	25.00%	25.00%
Net operating losses carry forwards, period				5 years	5 years
Withholding income tax rate on dividends distributed by a foreign-invested entity				10.00%	10.00%
Net operating losses carry forwards					¥ 3,655,712
Minimum
Income Taxes [Line Items]
Urban construction tax rate				1.00%	1.00%
Preferential tax rate			12.50%
Maximum
Income Taxes [Line Items]
Urban construction tax rate				7.00%	7.00%
Earliest Tax Year
Income Taxes [Line Items]
Net operating losses carry forwards, expiration year				2019	2019
Latest Tax Year
Income Taxes [Line Items]
Net operating losses carry forwards, expiration year				2028	2028
Hangzhou Juandou Network Technology Co., Ltd.
Income Taxes [Line Items]
Preferential tax rate	15.00%			15.00%	15.00%
Net operating losses carry forwards, period		10 years
Hangzhou Juandou Network Technology Co., Ltd. | High and New Technology Enterprises
Income Taxes [Line Items]
Preferential tax rate period	3 years
Other Subsidiaries
Income Taxes [Line Items]
Income tax rate				25.00%	25.00%
Hangzhou Shiqu Information and Technology Co., Ltd.
Income Taxes [Line Items]
Preferential tax rate				15.00%	15.00%
CIT exemption for tax holiday			2 years
Preferential tax rate period			3 years
Net operating losses carry forwards, period		10 years
Hangzhou Juangua Network Co., Ltd.
Income Taxes [Line Items]
Preferential tax rate				15.00%	15.00%
CIT exemption for tax holiday			2 years
Preferential tax rate period			3 years
Net operating losses carry forwards, period		10 years
Meilishuo (Beijing) Network Technology Co., Ltd.
Income Taxes [Line Items]
Preferential tax rate, expiration date				Dec. 31, 2017	Dec. 31, 2017
Marketing Services Commissions Financing And Other Services
Income Taxes [Line Items]
VAT rate				6.00%	6.00%	6.00%	6.00%
Online Direct Sales
Income Taxes [Line Items]
VAT rate				10.00%	10.00%	16.00%	17.00%
Small Scale Taxpayers
Income Taxes [Line Items]
VAT rate				3.00%	3.00%	3.00%	3.00%
Cayman Islands
Income Taxes [Line Items]
Withholding tax					¥ 0	¥ 0	¥ 0
Hong Kong
Income Taxes [Line Items]
Income tax rate				16.50%	16.50%
Hong Kong | Minimum
Income Taxes [Line Items]
Foreign investor ownership threshold, subject to withholding tax				25.00%	25.00%
Hong Kong | Maximum
Income Taxes [Line Items]
Withholding income tax rate on dividends distributed by a foreign-invested entity				5.00%	5.00%